Cash and balances with central banks (Tables)	12 Months Ended
Dec. 31, 2025
Cash and balances with central bank [abstract]
Summary of cash and balances with central bank

Cash and balances with central banks
in EUR million	2025	2024
Amounts held at central banks [1]	51,133	68,708
Cash and bank balances	1,756	1,645
	52,889	70,353
[1]Amounts held at central banks include an amount of EUR -17 million (2024: EUR -14 million) of Loan loss provisions.